NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Partnership Units [Line Items]
Redeemable/exchangeable and special limited partnership units	$ 12,249	$ 13,200
Exchange LP Units	73	87
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	3,000	3,017
Non-controlling interests in subsidiaries and properties	12,672	12,953
Total interests of others in operating subsidiaries and properties	15,687	15,985
Total non-controlling interests	29,111	31,237
Limited partners
Schedule of Partnership Units [Line Items]
Exchange LP Units	73	87
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Exchange LP Units	52	35
BPR
Schedule of Partnership Units [Line Items]
Exchange LP Units	$ 1,050	$ 1,930